Income Taxes - Schedule of Reconciliation of Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (29,791)	$ (4,814)	$ (31,202)	$ (12,907)	$ (6,225)	$ (13,148)
Income taxes at U.S. statutory rate					(1,307)	(2,761)
State taxes, net of federal benefit					72	(525)
Federal and state valuation allowance					(1,842)	1,853
Federal and state true-ups					160	0
Non-deductible acquisition costs					445	0
Percentage depletion					(144)	0
Other					(24)	(154)
Total provision (benefit) for income taxes	$ 9,414	$ (4,595)	$ 9,066	$ (4,595)	$ (2,640)	$ (1,587)
Effective tax rate					42.40%	12.10%